Discontinued Operations - Loss from discontinued operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Discontinued Operations
Net sales	€ 2,502,695	€ 1,226,314	€ 840,852
Cost of sales, exclusive of depreciation and amortization	(1,342,312)	(638,000)	(456,320)
Gross profit	1,160,383	588,313	384,532
Shipping and payment cost	(401,315)	(177,571)	(135,547)
Marketing expenses	(238,732)	(140,140)	(96,708)
Selling, general and administrative expenses	(604,922)	(278,092)	(159,292)
Depreciation, amortization and impairment losses	(55,613)	(25,351)	(15,205)
Operating income (loss)	(155,800)	580,697	(21,953)
Finance income (costs), net	(4,195)	(5,072)	(4,772)
Income (Loss) before income taxes	(159,995)	575,625	€ (26,725)
Income tax (expense) benefit	0	0
Net income from discontinued operations	(10,438)	(2,095)
The OUTNET, disposal group
Discontinued Operations
Net sales	176,163	35,963
Cost of sales, exclusive of depreciation and amortization	(105,088)	(21,019)
Gross profit	71,075	14,944
Shipping and payment cost	(31,324)	(8,192)
Marketing expenses	(7,816)	(2,644)
Selling, general and administrative expenses	(34,421)	(6,203)
Loss on disposal	(7,952)
Operating income (loss)	(10,438)	(2,095)
Income (Loss) before income taxes	(10,438)	(2,095)
Net income from discontinued operations	€ (10,438)	€ (2,095)